SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

Amendment to Joint Venture Agreement with Movychem

On November 7, 2022, Xeriant and Movychem executed an Amendment to the Joint Venture Agreement dated April 2, 2022. The Amendment: (1) affirms all the provisions of the existing Joint Venture Agreement; (2) extends the due date for the $2,000,000 Capital Contribution payment to February 15, 2023, (3) requires Xeriant to pay approximately $113,000 for related to patent filings, which will be credited against the $2,000,000 Capital Contribution; and (4) requires Movychem to timely provide materials and information to Xeriant.

Auctus Fund, LLC Senior Secured Promissory Note

The Company is in active negotiations with Auctus Fund, LLC, to extend the maturity date of the Senior Secured Promissory Note, which became due and payable on November 1, 2022. At this time, there is no assurance that Company will be successful in these efforts.

Conversion of Series A Preferred

Effective on October 24, 2022, Karolus Maximus Kapital Inc. converted 10,237 Series A Preferred shares into 10,237,000 common shares.

NOTE 13 – SUBSEQUENT EVENTS

Effective August 1, 2022, the Company entered into an Amendment to Senior Secured Promissory Note (the “First Amendment”) with Auctus Fund, LLC (“Auctus”) pursuant to which the parties agreed to amend the Company’s Senior Secured Convertible Promissory Note in the principal amount of $6,050,000 dated October 27, 2021 (the “Note”) issued to Auctus. The Amendment (i) extended the maturity date of the Note to November 1, 2022 and (ii) extended the dates for the completion of the acquisition of XTI Aircraft and the uplist of the Company’s common stock to a national securities exchange to November 1, 2022. In consideration of the Amendment, the Company agreed to (i) grant to Auctus a new Warrant to purchase 25,000,000 shares of Common Stock dated July 26, 2022 (the “Warrant”) at an exercise price of $0.09 per share; (ii) make a prepayment of the Note in the amount of $100,000; and (iii) cause a director of the Company to cancel his 10b-5(1) Plan. Effective November 9 ,2022, the Company entered into a second amendment pursuant to which the maturity date was extended to the earliest to occur of the an uplist to the Nasdaq Stock market or February 15, 2023. In consideration of the new amendment, the Company agreed to grant to Auctus a new warrant to purchase 25,000,000 shares and make a prepayment of $25,000 within three business days from the effective date of the amendment and three additional prepayments of $25,000 on December 1, 2022, January 3, 2022 and February 1, 2023.

In July 2022, the Company issued 1,000,000 shares of common stock in exchange for the conversion of 1,000 shares of Series A Preferred Stock.

In July 2022, the Company issued 457,143 shares to a consultant for services.